Needham Small Cap Growth Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Aerospace & Defense - 1.1%
Mercury Systems, Inc.(a)	60,000	$1,770,000

Chemicals - 12.6%
Aspen Aerogels, Inc.(a)	1,190,000	20,944,000

Communications Equipment - 17.1%
ADTRAN Holdings, Inc.	700,000	3,808,000
Calix, Inc.(a)	50,000	1,658,000
Cambium Networks Corp.(a)	707,500	3,049,325
Ciena Corp.(a)	50,000	2,472,500
Comtech Telecommunications Corp.(a)	100,000	343,000
Harmonic, Inc.(a)	450,000	6,048,000
Infinera Corp.(a)	700,000	4,221,000
KVH Industries, Inc.(a)	481,150	2,453,865
Lumentum Holdings, Inc.(a)	60,000	2,841,000
ViaSat, Inc.(a)	77,500	1,401,975
		28,296,665

Electrical Equipment - 7.1%
Generac Holdings, Inc.(a)	37,500	4,730,250
Vicor Corp.(a)	185,000	7,074,400
		11,804,650

Electronic Equipment, Instruments & Components - 19.9%
Advanced Energy Industries, Inc.	5,000	509,900
Badger Meter, Inc.	13,500	2,184,435
Cognex Corp.	57,500	2,439,150
Coherent Corp.(a)	10,000	606,200
FARO Technologies, Inc.(a)	20,000	430,200
Frequency Electronics, Inc.(a)	300,000	3,267,000
nLight, Inc.(a)(e)	560,000	7,280,000
Rogers Corp.(a)	30,000	3,560,700
TTM Technologies, Inc.(a)	650,000	10,172,500
Vishay Precision Group, Inc.(a)	70,000	2,473,100
		32,923,185

Hotels, Restaurants & Leisure - 0.7%
Vail Resorts, Inc.	5,000	1,114,150

IT Services - 3.0%
BigCommerce Holdings, Inc.(a)	400,000	2,756,000
Unisys Corp.(a)	450,000	2,209,500
		4,965,500

Life Sciences Tools & Services - 2.8%
CryoPort, Inc.(a)	90,000	1,593,000
Standard BioTools, Inc.(a)	1,090,000	2,953,900
		4,546,900

Machinery - 1.5%
Chart Industries, Inc.(a)	15,000	2,470,800

Semiconductors & Semiconductor Equipment - 20.7%
Allegro MicroSystems, Inc.(a)	45,000	1,213,200
AXT, Inc.(a)	1,099,600	5,047,164
FormFactor, Inc.(a)	105,000	4,791,150
Marvell Technology, Inc.	12,500	886,000
MaxLinear, Inc.(a)	237,500	4,434,125
MKS Instruments, Inc.	60,000	7,980,000
PDF Solutions, Inc.(a)	157,500	5,303,025
SiTime Corp.(a)	17,650	1,645,510
Veeco Instruments, Inc.(a)	85,000	2,989,450
		34,289,624

Software - 7.7%
Altair Engineering, Inc. - Class A(a)	10,000	861,500
Arteris, Inc.(a)	410,000	3,001,200
Yext, Inc.(a)	315,000	1,899,450
Zuora, Inc. - Class A(a)	772,500	7,045,200
		12,807,350

Technology Hardware, Storage & Peripherals - 2.2%
Intevac, Inc.(a)	145,000	556,800
Pure Storage, Inc. - Class A(a)	60,000	3,119,400
		3,676,200
TOTAL COMMON STOCKS (Cost $148,148,672)		159,609,024

WARRANTS - 0.0%(b)	Contracts	Value
Agile Therapeutics, Inc.(a)(c)	88	3
TOTAL WARRANTS (Cost $1,750)		3

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%	Shares
Dreyfus Treasury Securities Cash Management - Class Institutional, 5.19%(d)	6,532,455	6,532,455
TOTAL SHORT-TERM INVESTMENTS (Cost $6,532,455)		6,532,455

TOTAL INVESTMENTS - 100.3% (Cost $154,682,877)		$166,141,482
Liabilities in Excess of Other Assets - (0.3)%		(424,511)
TOTAL NET ASSETS - 100.0%		$165,716,971

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3 or 0.0% of net assets as of March 31, 2024.

(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(e)	Security position is either entirely or partially held in a segregated account. The aggregated total market value as of March 31, 2024 is $1,300,000

Allocation of Portfolio Holdings by Country as of March 31, 2024
(% of Investments)
United States	$166,141,482	100.0%

	$166,141,482	100.0%